Note 55	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Disclosure of additional information [text block]	Other informationEnvironmental impactAs of December 31, 2021, there is no item included that requires disclosure in an environmental information report pursuant to Ministry JUS/794/2021, of July 22, by which the new model for the presentation in the Commercial Register of the consolidated annual accounts of the subjects obliged to its publication is approved.